LEASE	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES
NOTE 11:-    LEASES

The Company has entered into operating lease agreements, primarily for office facilities located around the world. These leases expire at various dates through January 2044, including renewal options that are reasonably certain to be exercised. The Company's Headquarters Lease is its most significant lease.

The Company entered into a lease agreement for its new corporate headquarters in April 2019 (the "Headquarters Lease"). According to the Headquarters Lease, the landlord will construct approximately 80,000 square meters (approximately 861,112 square feet) in Tel Aviv, Israel (the "Premises"), which will be leased to the Company as its new corporate headquarters. The transfer of possession of the Premises to the Company will take place in two phases. The initial lease term is 10 years, commencing upon the transfer of possession of the first phase of the Premises. The Company has options to extend the lease for additional periods of up to 15 years, most of which are at its sole discretion and were included in the lease term for accounting purposes.

As of December 31, 2022, the Company has occupied the first phase of the Premises, the lease of which commenced during the second quarter of 2022. The lease of second phase of the Premises, which is still under construction, is expected to commence during 2023. As of December 31, 2022, the Company has a commitment of approximately $250,000 related to the lease of the second phase of the Premises.

The components of lease expense were as follows for the periods presented:

	Year ended December 31,
	2022	2021	2020
Operating and variable lease cost	$36,679	$27,124	$21,104
Short-term lease cost	2,405	1,619	1,854

Total operating lease cost	$39,084	$28,743	$22,958

The weighted-average remaining lease term and discount rate related to operating leases were as follows:

	December 31,
	2022	2021
Weighted average remaining lease term	14.63	6.12
Weighted average discount rate	3.9%	2.4%
NOTE 11:-    LEASES (Cont.)

Cash payments related to operating lease liabilities for the years ended December 31, 2022, 2021 and 2020, were $45,051, $26,688, and $21,104, respectively.

The maturities of the Company’s operating lease liabilities were as follows:

Fiscal years ending December 31,	December 31, 2022
2023	32,154
2024	29,334
2025	25,130
2026	23,058
2027	35,659
Thereafter	182,505

Total undiscounted lease payments	327,840

Less imputed interest	125,589

Total lease liabilities	$202,251

The Company subleases certain unused office space to third parties. Sublease income was immaterial for the years ended December 31, 2022, 2021 and 2020.
During the year ended December 31, 2022, the Company modified, or terminated, certain leases of office facilities in Ukraine due to the Russia-Ukraine conflict that began in February 2022. The impact on the Company's consolidated financial statements was immaterial.